Dividends	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
Stockholders Equity Note Disclosure [Text Block]
22.	Dividends

Dividends, if any, will be declared and paid in Indian Rupees. Indian law requires that any dividend be declared out of accumulated distributable profits only after the transfer to a general reserve of a specified percentage of net profit computed in accordance with current regulations. The remittance of dividends outside India is governed by Indian law on foreign exchange and is subject to applicable taxes.